Loan Capital - Tier 2 loan capital (Details) € in Millions, ¥ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Sep. 30, 2025 USD ($)	Sep. 30, 2025 AUD ($)	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 JPY (¥)	Sep. 30, 2025 NZD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 AUD ($)	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 JPY (¥)	Sep. 30, 2024 NZD ($)	Sep. 30, 2023 AUD ($)
Loan capital
Loan capital		$ 39,970						$ 37,883					$ 33,176
Subordinated notes
Loan capital
Loan capital		31,435						27,779
Subordinated notes issued by Westpac Banking Corporation
Loan capital
Loan capital		30,356						26,666
Subordinated notes, USD 100 million, Maturity 23 February 2046
Loan capital
Principal amount	$ 100						$ 100
Loan capital		107						110
Subordinated notes, JPY 20,000 million, Maturity 19 May 2026
Loan capital
Principal amount | ¥					¥ 20,000						¥ 20,000
Loan capital		204						202
Subordinated notes, JPY 10,200 million, Maturity 2 June 2026
Loan capital
Principal amount | ¥					10,200						10,200
Loan capital		104						103
Subordinated notes, JPY 10,000 million, Maturity 9 June 2026
Loan capital
Principal amount | ¥					10,000						10,000
Loan capital		102						101
Subordinated notes, USD 1,500 million, Maturity 23 November 2031
Loan capital
Principal amount	1,500						1,500
Loan capital		2,227						2,095
Subordinated notes, AUD 185 million, Maturity 24 January 2048
Loan capital
Principal amount		185						185
Loan capital		184						184
Subordinated notes, AUD 130 million, Maturity 2 March 2048
Loan capital
Principal amount		130						130
Loan capital		130						130
Subordinated notes, USD 1,000 million, Maturity 24 July 2039
Loan capital
Principal amount	1,000						1,000
Loan capital		1,205						1,196
Subordinated notes, USD 1,250 million, Maturity 24 July 2034
Loan capital
Principal amount	1,250						1,250
Loan capital		1,782						1,686
Subordinated notes, USD 1,500 million, Maturity 4 February 2030
Loan capital
Principal amount							1,500
Loan capital								2,141
Subordinated notes, USD 1,500 million, Maturity 15 November 2035
Loan capital
Principal amount	1,500						1,500
Loan capital		1,978						1,854
Subordinated notes, USD 1,000 million, Maturity 16 November 2040
Loan capital
Principal amount	1,000						1,000
Loan capital		1,013						1,010
Subordinated notes, AUD 1,250 million, Maturity 29 January 2031
Loan capital
Principal amount		1,250						1,250
Loan capital		1,249						1,250
Subordinated notes, EUR 1,000 million, Maturity 13 May 2031
Loan capital
Principal amount | €			€ 1,000						€ 1,000
Loan capital		1,753						1,544
Subordinated notes, USD 1,000 million, Maturity 18 November 2041
Loan capital
Principal amount	1,000						1,000
Loan capital		1,054						1,059
Subordinated notes, USD 1,250 million, Maturity 18 November 2036
Loan capital
Principal amount	1,250						1,250
Loan capital		1,660						1,572
Subordinated notes, JPY 26,000 million, Maturity 8 June 2032
Loan capital
Principal amount | ¥					26,000						26,000
Loan capital		262						261
Subordinated notes, USD 1,000 million, Maturity 10 August 2033
Loan capital
Principal amount	1,000						1,000
Loan capital		1,425						1,368
Subordinated notes, SGD 450 million, Maturity 7 September 2032
Loan capital
Principal amount				$ 450						$ 450
Loan capital		544						516
Subordinated notes, AUD 1500 million, Maturity 23 June 2033
Loan capital
Principal amount		1,500						1,500
Loan capital		1,500						1,496
Subordinated notes, AUD 300 million, Maturity 23 June 2033
Loan capital
Principal amount		300						300
Loan capital		299						300
Subordinated notes, AUD 1,100 million, Maturity 23 June 2038
Loan capital
Principal amount		1,100						1,100
Loan capital		1,093						1,100
Subordinated Notes, AUD 1,500 Million, Maturity November 15, 2038
Loan capital
Principal amount		1,500						1,500
Loan capital		1,495						1,502
Subordinated Notes, USD 750 Million, Maturity November 17, 2033
Loan capital
Principal amount	750						750
Loan capital		1,177						1,148
Subordinated Notes, AUD 650 Million, Maturity April 3, 2034
Loan capital
Principal amount		650						650
Loan capital		648						649
Subordinated Notes, AUD 600 Million, Maturity April 3, 2034
Loan capital
Principal amount		600						600
Loan capital		600						593
Subordinated Notes, AUD 1,000 Million, Maturity July 10, 2034
Loan capital
Principal amount		1,000						1,000
Loan capital		1,000						996
Subordinated Notes, AUD 500 Million, Maturity July 10, 2034
Loan capital
Principal amount		500						500
Loan capital		500						500
Subordinated Notes, USD 1,500 Million, Maturity November 20, 2035
Loan capital
Principal amount	1,500
Loan capital		2,318
Subordinated Notes, AUD 850 Million, Maturity February 12, 2035
Loan capital
Principal amount		850
Loan capital		843
Subordinated Notes, AUD 400 Million, Maturity February 12, 2035
Loan capital
Principal amount		400
Loan capital		400
Subordinated Notes, AUD 1,500 Million, Maturity June 4, 2040
Loan capital
Principal amount		1,500
Loan capital		1,500
Subordinated notes issued by Westpac New Zealand
Loan capital
Loan capital		1,079						1,113
Subordinated notes NZD 600 million, Maturity 16 September 2032
Loan capital
Principal amount						$ 600						$ 600
Loan capital		525						541
Subordinated notes NZD 600 million, Maturity 14 February 2034
Loan capital
Principal amount						$ 600						$ 600
Loan capital		554						572
Parent Entity
Loan capital
Loan capital		38,891						36,770					$ 32,085
Parent Entity | Subordinated notes issued by Westpac Banking Corporation
Loan capital
Loan capital		30,356						26,666
Parent Entity | Subordinated notes, USD 100 million, Maturity 23 February 2046
Loan capital
Principal amount	100						100
Loan capital		107						110
Parent Entity | Subordinated notes, JPY 20,000 million, Maturity 19 May 2026
Loan capital
Principal amount | ¥					20,000						20,000
Loan capital		204						202
Parent Entity | Subordinated notes, JPY 10,200 million, Maturity 2 June 2026
Loan capital
Principal amount | ¥					10,200						10,200
Loan capital		104						103
Parent Entity | Subordinated notes, JPY 10,000 million, Maturity 9 June 2026
Loan capital
Principal amount | ¥					10,000						10,000
Loan capital		102						101
Parent Entity | Subordinated notes, USD 1,500 million, Maturity 23 November 2031
Loan capital
Principal amount	1,500						1,500
Loan capital		2,227						2,095
Parent Entity | Subordinated notes, AUD 185 million, Maturity 24 January 2048
Loan capital
Principal amount		185						185
Loan capital		184						184
Parent Entity | Subordinated notes, AUD 130 million, Maturity 2 March 2048
Loan capital
Principal amount		130						130
Loan capital		130						130
Parent Entity | Subordinated notes, USD 1,000 million, Maturity 24 July 2039
Loan capital
Principal amount	1,000						1,000
Loan capital		1,205						1,196
Parent Entity | Subordinated notes, USD 1,250 million, Maturity 24 July 2034
Loan capital
Principal amount	1,250						1,250
Loan capital		1,782						1,686
Parent Entity | Subordinated notes, USD 1,500 million, Maturity 4 February 2030
Loan capital
Principal amount							1,500
Loan capital								2,141
Parent Entity | Subordinated notes, USD 1,500 million, Maturity 15 November 2035
Loan capital
Principal amount	1,500						1,500
Loan capital		1,978						1,854
Parent Entity | Subordinated notes, USD 1,000 million, Maturity 16 November 2040
Loan capital
Principal amount	1,000						1,000
Loan capital		1,013						1,010
Parent Entity | Subordinated notes, AUD 1,250 million, Maturity 29 January 2031
Loan capital
Principal amount		1,250						1,250
Loan capital		1,249						1,250
Parent Entity | Subordinated notes, EUR 1,000 million, Maturity 13 May 2031
Loan capital
Principal amount | €			€ 1,000						€ 1,000
Loan capital		1,753						1,544
Parent Entity | Subordinated notes, USD 1,000 million, Maturity 18 November 2041
Loan capital
Principal amount	1,000						1,000
Loan capital		1,054						1,059
Parent Entity | Subordinated notes, USD 1,250 million, Maturity 18 November 2036
Loan capital
Principal amount	1,250						1,250
Loan capital		1,660						1,572
Parent Entity | Subordinated notes, JPY 26,000 million, Maturity 8 June 2032
Loan capital
Principal amount | ¥					¥ 26,000						¥ 26,000
Loan capital		262						261
Parent Entity | Subordinated notes, USD 1,000 million, Maturity 10 August 2033
Loan capital
Principal amount	1,000						1,000
Loan capital		1,425						1,368
Parent Entity | Subordinated notes, SGD 450 million, Maturity 7 September 2032
Loan capital
Principal amount				$ 450						$ 450
Loan capital		544						516
Parent Entity | Subordinated notes, AUD 1500 million, Maturity 23 June 2033
Loan capital
Principal amount		1,500						1,500
Loan capital		1,500						1,496
Parent Entity | Subordinated notes, AUD 300 million, Maturity 23 June 2033
Loan capital
Principal amount		300						300
Loan capital		299						300
Parent Entity | Subordinated notes, AUD 1,100 million, Maturity 23 June 2038
Loan capital
Principal amount		1,100						1,100
Loan capital		1,093						1,100
Parent Entity | Subordinated Notes, AUD 1,500 Million, Maturity November 15, 2038
Loan capital
Principal amount		1,500						1,500
Loan capital		1,495						1,502
Parent Entity | Subordinated Notes, USD 750 Million, Maturity November 17, 2033
Loan capital
Principal amount	750						$ 750
Loan capital		1,177						1,148
Parent Entity | Subordinated Notes, AUD 650 Million, Maturity April 3, 2034
Loan capital
Principal amount		650						650
Loan capital		648						649
Parent Entity | Subordinated Notes, AUD 600 Million, Maturity April 3, 2034
Loan capital
Principal amount		600						600
Loan capital		600						593
Parent Entity | Subordinated Notes, AUD 1,000 Million, Maturity July 10, 2034
Loan capital
Principal amount		1,000						1,000
Loan capital		1,000						996
Parent Entity | Subordinated Notes, AUD 500 Million, Maturity July 10, 2034
Loan capital
Principal amount		500						500
Loan capital		500						$ 500
Parent Entity | Subordinated Notes, USD 1,500 Million, Maturity November 20, 2035
Loan capital
Principal amount	$ 1,500
Loan capital		2,318
Parent Entity | Subordinated Notes, AUD 850 Million, Maturity February 12, 2035
Loan capital
Principal amount		850
Loan capital		843
Parent Entity | Subordinated Notes, AUD 400 Million, Maturity February 12, 2035
Loan capital
Principal amount		400
Loan capital		400
Parent Entity | Subordinated Notes, AUD 1,500 Million, Maturity June 4, 2040
Loan capital
Principal amount		1,500
Loan capital		$ 1,500